Related party transactions (Details)	12 Months Ended
	Dec. 31, 2020 CHF (SFr)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CHF (SFr)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CHF (SFr)
Disclosure of related party [text block] [Abstract]
Fees paid	SFr 173,030		SFr 11,770
Fees payment for other services	3,025		28,611
Payroll charge	522,237		934,179		SFr 1,403,250
Fees amount	163,476		170,755		287,384
Share based payments	261,988		159,235		264,881
Pension amount		$ 26,870		$ 42,560	55,278
Stock option amount	SFr 769,101		SFr 271,999		SFr 703,235